Financial Risk Management - Derivative Financial Liabilities by Maturity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, contractual cash flows	¥ 132,155	¥ 215,360
Within 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, contractual cash flows	60,326	69,252
Between 1 and 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, contractual cash flows	69,100	138,665
Later than 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, contractual cash flows	¥ 2,729	¥ 7,443